ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2023 and 2022 were as follows:

	2023	2022

Trade payables	$6,276,451	$1,875,979
Accrued interest	752,874	2,650,535
Accrued development cost	1,308,567	2,411,190
Accrued employee benefits and related obligations	976,268	307,673
Accrued professional service fees	3,007,558	268,939
Other accrued expenses	805,784	1,077,606
Total	$13,127,502	$8,591,922